Other Receivables and Prepayments, Net (Tables)	6 Months Ended
Jun. 30, 2019
Schedule of other receivables and prepayments
	June 30, 2019	December 31, 2018
Rental deposits	$44,633	$43,838
Prepaid expenses	71,634	271,965
Other receivables – third parties	14,324	-
Advances to employees	876	47
	131,467	315,850
Less: reserve for doubtful accounts	(87,346)	(48,069)
Other receivables and prepayments, net	$44,121	$267,781